Loans receivable (Tables)	6 Months Ended
Jun. 30, 2023
Loans receivable
Schedule of loans receivable

As at	June 30, 2023	December 31, 2022
Bridge Financing - Stornoway Diamonds[1]	$11,557	$11,096
Convertible Debenture – Excelsior Mining[2]	1,524	—
Loan Receivable – Nevada Copper[3]	8,373	—
Loan Receivable – Elevation Gold[4]	17,727	—
Total Loans receivable	$39,181	$11,096
Current portion	2,000	—
Loans Receivable - Long-term	$37,181	$11,096
1	Represents a receivable under a bridge financing facility provided by certain secured lenders, including the Company, in June 2019 to Stornoway and certain of its subsidiaries. The loan bears interest at 8.25% per annum, which is calculated and compounded monthly and is capitalized until repayment. The increase in the loan balance during the six months ended June 30, 2023 represents interest accrued on the loan.
2	On February 9, 2023, Triple Flag invested $1,500 in Excelsior Mining Corp (“Excelsior”) in the form of a Convertible Debenture (“Debenture”). The Debenture matures on February 9, 2026 and carries interest at 10%. Interest is payable in cash or in Excelsior Shares, at the election of Triple Flag. The Debenture also has a conversion feature whereby Triple Flag has the option to convert it into Excelsior shares prior to maturity.
3	In connection with the Nevada Copper restart financing package for operations at the Pumpkin Hollow mine, its senior credit facility was amended on October 28, 2022, to provide for a new tranche of up to $25,000. The Company made a $2,500 payment on each of February 22, 2023 and March 13, 2023, respectively. Pursuant to the binding financing package agreement dated May 9, 2023, entered with Triple Flag, Pala Investments Limited and Mercuria Energy Holdings (Singapore) Pte. Ltd, Triple Flag funded an additional $3,333 to Nevada Copper during the second quarter of 2023. The loan carries interest at SOFR plus an adjustment spread and a fixed margin, at the time funds were advanced. The loan matures on July 31, 2029 and can be repaid prior to maturity with no penalty.
4	In conjunction with the acquisition of Maverix, Triple Flag acquired a loan receivable from Elevation Gold (“Elevation”) and subsequently provided an additional $2,000 loan during the first quarter of 2023. On May 15, 2023, Triple Flag entered into an amended and restated loan agreement with Elevation and subsequently provided an additional $5,500 loan during the second quarter of 2023. Under the terms of the amended and restated agreement, interest accrues at an interest rate of 10% per annum, payable quarterly. A $1,500 principal payment is due on or before December 15, 2023, with subsequent principal payments of $250 due quarterly until December 15, 2024. The balance of principal payable is due on or before February 28, 2025.